Summary of Significant Accounting Policies - Schedule of shares subject to possible redemption (Detail) - USD ($)	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Summary Of Shares subject to possible redemption [Abstract]
Gross proceeds	$ 173,360,706	$ 172,500,000
Proceeds allocated to Public Warrants		(974,625)
Proceeds allocated to Public Rights		(4,398,750)
Public Shares issuance costs		(13,821,755)
Accretion of carrying value to redemption value	1,535,419	20,055,836
Class A Ordinary Shares subject to possible redemption	$ 174,896,125	$ 173,360,706